Share capital (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Statement [Line Items]
Balance, amount	$ 12,909,262	$ 30,542,220
Shares issued amount	1,983,728	0
Balance, amount	15,345,767	14,746,529
Warrants issued, amount		$ 1,330,043
Warrants cancelled , amount	$ 0
Share options exercised shares	248,160	323
Share options exercised amount		$ 20,247
Shares for debt, amount	$ 1,983,728
Class B Common Shares [Member]
Statement [Line Items]
Begininig balance shares	605,796	592,372
Balance, amount	$ 137,626,863	$ 143,258,972
Shares issued amount	9,185,073
Warrants expired amount	$ 0	0
Shares based payment amount		$ 16,000
Ending balance shares	1,864,154	605,520
Balance, amount	$ 148,929,236	$ 137,606,863
Warrants expired shares		0
Warrants cancelled , amount	$ 0
RSU converted to amount shares	7,500
RSU converted to amount	$ 31,009
Shares based payment shares		280
Shares Repurchase shares		(29,303)
Shares Repurchase amount		$ (7,165,356)
Share options exercised shares	1,446	323
Share options exercised amount	$ 102,563	$ 33,247
Shares issued shares	956,935
Shares for debt, share	292,477
Shares for debt, amount	$ 1,983,728
PSU converted to shares		41,848
PSU converted to amount		$ 1,464,000
Class A Common Shares [Member]
Statement [Line Items]
Begininig balance shares	2	2
Balance, amount	$ 151,622	$ 151,588
Shares issued shares	10
Shares issued amount	$ 79
Warrants expired amount	$ 0	0
Shares Repurchase		0
Shares based payment amount		0
Share cancellation amount		$ 0
Ending balance shares	12	2
Balance, amount	$ 151,701	$ 151,588
Warrants issued, amount	0
Warrants expired shares		0
Warrants cancelled , amount	$ 0
RSU converted to amount shares	0	0
RSU converted to amount	$ 0
Represents information of warrant. [Member]
Statement [Line Items]
Begininig balance shares	158,831	99,725
Balance, amount	$ 2,723,356	$ 2,142,400
Shares issued amount	0
Warrants expired amount	$ (286,189)	(791,807)
Shares Repurchase		0
Shares based payment amount		$ 0
Ending balance shares	1,997,759	158,832
Balance, amount	$ 130,370	$ 2,680,636
Warrants issued, amount		$ 1,330,043
Warrants expired shares	(20,769)	(2,047)
Warrants cancelled , amount	$ (439,408)
RSU converted to amount shares	0	0
RSU converted to amount	$ 0
Share options exercised amount	0	$ 0
Shares for debt, amount	$ 0
Warrants issued, share		61,154
Warrants cancelled , share	(7,692)